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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: _______

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California  90067

Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:


/s/ Willem Mesdag                        Los Angeles, CA        August 15, 2011
--------------------------------        -----------------      -----------------
        [Signature]                       [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1
                                                    ----------
Form 13F Information Table Entry Total:                      8
                                                    ----------
Form 13F Information Table Value Total:             $  227,438
                                                    ----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number                  Name
     1           28- 13678                             RMCP GP LLC
     ----        ---------------------                 -------------------------

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
-------------------------  -------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                                                                        VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -----------------------
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
-------------------------  -------------- --------- -------- ---------- --- ---- ---------- -------- ----------- ------ ----
AFFIRMATIVE INS HLDGS INC  COM            008272106    2,009    854,818  SH       DEFINED      1         854,818   0     0

AIR TRANSPORT SERVICE
GRP I                      COM            00922R105   57,418  8,382,230  SH       DEFINED      1       8,382,230   0     0

CALIFORNIA PIZZA KITCHEN
INC                        COM            13054D109   11,903    644,465  SH       DEFINED      1         644,465   0     0

COST PLUS INC CALIF        COM            221485105   31,991  3,199,111  SH       DEFINED      1       3,199,111   0     0

ENCORE CAP GROUP INC       COM            292554102   73,047  2,377,835  SH       DEFINED      1       2,377,835   0     0

MARLIN BUSINESS SVCS CORP  COM            571157106   15,938  1,259,902  SH       DEFINED      1       1,259,902   0     0

NATURES SUNSHINE
PRODUCTS IN                COM            639027101   25,664  1,317,474  SH       DEFINED      1       1,317,474   0     0

RADNET INC                 COM            750491102    9,468  2,151,749  SH       DEFINED      1       2,151,749   0     0